Share-based Compensation - Summary of restricted shares activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Restricted shares, Vested	(15,378,600)	(7,989,200)	(5,637,860)
Restricted shares
Share-based Compensation
Restricted shares, Beginning balance	0		3,625,000
Restricted shares, Vested			(3,625,000)
Restricted shares, Ending balance	0	0
Restricted weighted-average grant date fair value, Beginning balance			$ 0.21
Restricted weighted-average grant date fair value, Vested			$ 0.21
Restricted share units
Share-based Compensation
Restricted shares, Beginning balance	178,000	8,196,000	12,264,000
Restricted shares, Awarded	0	6,687,500	2,192,900
Restricted shares, Forfeited	(82,000)	(5,558,000)	(2,612,000)
Restricted shares, Vested	(48,000)	(9,148,000)	(3,649,000)
Restricted shares, Ending balance	48,000	178,000	8,196,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.16	$ 0.29	$ 0.31
Restricted weighted-average grant date fair value, Awarded		0.03	0.07
Restricted weighted-average grant date fair value, Forfeited	0.08	0.24	0.33
Restricted weighted-average grant date fair value, Vested	0.22	0.1	0.29
Restricted weighted-average grant date fair value, Ending balance	$ 0.22	$ 0.16	$ 0.29